Share-based Compensation - LTIP (Details) - LTIP - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Ordinary Shares Held by Trustee - Number of treasury shares
As at beginning of period	16,717,458	17,612,685	17,612,685
Purchased			10,259,133
Vested	(3,907,180)		(11,154,360)
As at end of period	12,810,278		16,717,458
Ordinary Shares Held by Trustee - Cost
As at beginning of period	$ 60,924,000	$ 66,987,000	$ 66,987,000
Purchased			36,064,000
Vested	(14,603,000)		(42,127,000)
As at end of period	46,321,000		$ 60,924,000
Awarded Shares
Ordinary Shares Held by Trustee - Cost
Awards forfeited	$ 2,086,000	$ 8,574,000